MARKETABLE SECURITIES (Narrative) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Financial assets, at fair value	$ 410,080	$ 1,104,400
NorthIsle Copper and Gold Inc. [Member]
Disclosure of transactions between related parties [line items]
Number of equity instruments held	2,500,000
Financial assets, at fair value	$ 400,000	1,075,000
Granite Creek Copper Ltd [Member]
Disclosure of transactions between related parties [line items]
Number of equity instruments held	168,000
Financial assets, at fair value	$ 10,080	$ 29,400